Not FDIC Insured May Lose Value No Bank Guarantee
101-Q3PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.2%
Canada 3.1%
Canadian Pacific Kansas City Ltd. .... Ground Transportation 2,158,566 $ 176,306,090
Royal Bank of Canada ............ Banks 722,003 91,511,059
267,817,149
China 0.9%
Tencent Holdings Ltd. ............. Interactive Media & Services 1,201,500 75,745,749
France 7.4%
Airbus SE ...................... Aerospace & Defense 1,111,155 204,368,723
Danone SA ..................... Food Products 1,346,010 115,080,239
Safran SA ...................... Aerospace & Defense 499,786 147,815,254
Vinci SA ....................... Construction & Engineering 1,173,698 167,704,620
634,968,836
Germany 6.1%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,363,145 169,637,860
SAP SE ....................... Software 620,319 187,659,008
Siemens AG .................... Industrial Conglomerates 679,939 163,541,173
520,838,041
India 2.4%
a
HDFC Bank Ltd. ................. Banks 5,166,185 117,892,628
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 5,402,720 89,858,731
207,751,359
Japan 5.5%
Ebara Corp. .................... Machinery 3,816,195 61,027,677
IHI Corp. ....................... Machinery 777,200 74,805,500
Mitsubishi Electric Corp. ........... Electrical Equipment 3,255,400 64,968,010
Mizuho Financial Group, Inc. ........ Banks 4,893,024 136,066,516
Sumitomo Mitsui Financial Group, Inc. . Banks 5,202,729 133,662,993
470,530,696
Netherlands 2.8%
Akzo Nobel NV .................. Chemicals 731,935 49,951,252
ASM International NV ............. Semiconductors & Semiconductor Equipment 178,022 96,887,786
ING Groep NV .................. Banks 4,378,864 93,016,507
239,855,545
Taiwan 2.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,160,856 224,416,682
United Kingdom 8.3%
AstraZeneca plc ................. Pharmaceuticals 1,187,547 173,956,711
BAE Systems plc ................ Aerospace & Defense 7,614,710 195,240,228
Rolls-Royce Holdings plc .......... Aerospace & Defense 15,948,098 185,587,733
Unilever plc ..................... Personal Care Products 2,371,049 151,058,730
705,843,402
United States 56.1%
Alphabet, Inc. , A ................. Interactive Media & Services 758,653 130,291,066
a
Amazon.com, Inc. ................ Broadline Retail 1,002,902 205,604,939
Amphenol Corp. , A ............... Electronic Equipment, Instruments &
Components 2,104,769 189,281,876
Aramark ....................... Hotels, Restaurants & Leisure 3,721,591 150,724,435
AT&T, Inc. ...................... Diversified Telecommunication Services 3,814,531 106,043,962
a
Autodesk, Inc. ................... Software 308,532 91,362,496

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 37,557 $ 207,274,454
BP plc ......................... Oil, Gas & Consumable Fuels 29,541,913 143,635,711
Charles Schwab Corp. (The) ........ Capital Markets 1,692,096 149,479,761
CNH Industrial NV ................ Machinery 12,973,715 162,301,175
CRH plc ....................... Construction Materials 1,398,325 127,471,307
Crown Holdings, Inc. .............. Containers & Packaging 996,144 98,120,184
Eli Lilly & Co. ................... Pharmaceuticals 109,314 80,637,658
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 449,580 81,976,417
Fidelity National Information Services,
Inc. ......................... Financial Services 1,167,097 92,912,592
Freeport-McMoRan, Inc. ........... Metals & Mining 3,306,504 127,234,274
HCA Healthcare, Inc. .............. Health Care Providers & Services 402,314 153,438,536
Honeywell International, Inc. ........ Industrial Conglomerates 423,731 96,047,106
a
ICON plc ....................... Life Sciences Tools & Services 656,628 85,545,496
Intercontinental Exchange, Inc. ...... Capital Markets 818,352 147,139,690
Intuit, Inc. ...................... Software 130,936 98,656,348
Kenvue, Inc. .................... Personal Care Products 7,649,154 182,585,306
KeyCorp ....................... Banks 5,421,612 85,986,766
Medtronic plc ................... Health Care Equipment & Supplies 929,623 77,140,117
Meta Platforms, Inc. , A ............ Interactive Media & Services 126,386 81,833,671
Microsoft Corp. .................. Software 925,520 426,072,387
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 2,610,478 352,753,892
a
Pinterest, Inc. , A ................. Interactive Media & Services 2,614,620 81,340,828
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 83,311,826
Salesforce, Inc. .................. Software 524,878 139,286,875
Schneider Electric SE ............. Electrical Equipment 375,604 94,769,312
Swiss Re AG .................... Insurance 486,337 85,932,733
Visa, Inc. , A ..................... Financial Services 498,693 182,117,697
Wells Fargo & Co. ................ Banks 2,680,337 200,435,601
4,798,746,494
Total Common Stocks (Cost $ 6,577,578,678 ) ....................................
8,146,513,953
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,577,578,678 ) .............................
8,146,513,953
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.3%
United States 2.3%
c
FHLB , 5 .6% , 6/03/25 .............. 200,000,000 199,906,778
Total U.S. Government and Agency Securities (Cost $ 199,954,222 ) ................
199,906,778
Time Deposits 2.4%
Canada 2.1%
National Bank of Canada , 4.33% ,
6/02/25 ...................... 77,000,000 77,000,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada , 4.3% , 6/02/25 . 100,000,000 $ 100,000,000
177,000,000
France 0.3%
Credit Agricole Corporate and
Investment Bank SA , 4.31% , 6/02/25 28,000,000 28,000,000
Total Time Deposits (Cost $ 205,000,000 ) .......................................
205,000,000
a a a a a
Total Short Term Investments (Cost $ 404,954,222 ) ...............................
404,906,778
a a a
Total Investments (Cost $ 6,982,532,900 ) 99.9% ..................................
$8,551,420,731
Other Assets, less Liabilities 0.1% .............................................
7,488,619
Net Assets 100.0% ...........................................................
$8,558,909,350
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
c
The rate shown represents the yield at period end.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. $ 267,817,149 $ — $ — $ 267,817,149
China ............................... — 75,745,749 — 75,745,749
France ............................... — 634,968,836 — 634,968,836
Germany ............................. — 520,838,041 — 520,838,041
India ................................ — 207,751,359 — 207,751,359
Japan ............................... — 470,530,696 — 470,530,696
Netherlands ........................... — 239,855,545 — 239,855,545
Taiwan ............................... 224,416,682 — — 224,416,682
United Kingdom ........................ — 705,843,402 — 705,843,402
United States .......................... 4,474,408,738 324,337,756 — 4,798,746,494
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 404,906,778 — 404,906,778
Total Investments in Securities ........... $4,966,642,569 $3,584,778,162
b
$— $8,551,420,731
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,179,871,384, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.